Accrued Liabilities - Schedule of Accrued Liabilities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Payables And Accruals [Abstract]
Government funding deduction to expense	$ 396		$ 1,025	$ 1,025		$ 0		$ 0
Government funding for research and development projects	$ 3,893	[1]		$ 3,055	[1]	$ 3,273	[1]

[1]	For the nine months ended September 30, 2012 and 2013, the Company recorded $1,025 (unaudited) and $396 (unaudited) government funding as a deduction to expense, respectively. The Company has not recorded any reduction to the carrying value of depreciable assets. As of December 31, 2012 and September 30, 2013, the Company has recorded an accrued liability for cash funding received from the PRC government of $3,055, and $3,893 (unaudited), respectively, because the government had not commenced its review of the research and development projects qualified for funding at the end of the respective periods.